SCHEDULE OF PERFORMANCE OBLIGATIONS AND REVENUE RECOGNITION POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Commissions From Real Estate Contracts [Member]
IfrsStatementLineItems [Line Items]
Nature of timing of satisfaction of performance obligations including significant payment terms	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received
Revenue recognition policies	Revenue is recognized at a point in time as the purchase agreement is closed and the sale is executed
Title Fees (Escrow and Title Insurance) [Member]
IfrsStatementLineItems [Line Items]
Nature of timing of satisfaction of performance obligations including significant payment terms	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received
Revenue recognition policies	Revenue is recognized at a point in time when the transaction is closed and paid
Mortgage Broker [Member]
IfrsStatementLineItems [Line Items]
Nature of timing of satisfaction of performance obligations including significant payment terms	Customers obtain control of real estate property on the closing date, which is ordinarily when consideration is received
Revenue recognition policies	Revenue is recognized at a point in time when the loan has been funded